Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ 17,182,360	$ 12,943,166
Adjustments to reconcile Net Income (Loss) to net cash provided by operating activities:
Provision for loan losses	25,382,742	22,442,416
Depreciation and amortization	3,461,538	3,057,685
Provision for deferred (prepaid) income taxes	262,195	(377,470)
Earnings in equity method investment	0	(739,017)
Other	(306,016)	320,701
Decrease (increase) in miscellaneous other assets	2,314,108	(1,341,817)
Decrease in other liablities	(3,336,855)	2,844,293
Net Cash Provided by (Used in) Operating Activities	44,960,072	39,149,957
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans originated or purchased	(360,873,800)	(300,623,868)
Loan payments	281,512,528	265,015,161
Purchases of marketable debt securities	(27,308,528)	(31,064,716)
Redemptions of marketable debt securities	20,211,828	11,155,000
Fixed asset additions, net	(1,983,330)	(3,399,910)
Net Cash Provided by (Used in) Investing Activities	(88,441,302)	(58,918,333)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in senior demand notes outstanding	2,111,158	(67,531)
Advances on credit line	16,225,907	410,952
Payments on credit line	(8,025,907)	(410,952)
Commercial paper issued	48,174,635	39,248,615
Commercial paper redeemed	(34,270,493)	(22,263,455)
Subordinated debt securities issued	4,543,350	5,329,066
Subordinated debt securities redeemed	(6,581,094)	(6,745,730)
Dividends / Distributions	(2,796,641)	(161,375)
Net Cash Provided by (Used in) Financing Activities	19,380,915	15,339,590
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(24,100,315)	(4,428,786)
CASH AND CASH EQUIVALENTS, beginning	35,243,781	61,112,624
CASH AND CASH EQUIVALENTS, ending	11,143,466	56,683,838
Cash paid during the period for Interest	9,982,942	9,594,625
Cash paid during the period for Taxes	$ 1,840,000	$ 4,616,835
Non-cash Exchange of Investment Securities	341,692	-